EXHIBIT 99.1

Castlelake Aircraft Securitization Trust 2015-1
Fixed Rate Notes Series 2015-1

Report To:
Castlelake, L.P.
CLSec Holdings 7 Limited
CLSec Holdings 8 Limited
CLSec Holdings 9 LLC
Goldman, Sachs & Co.
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
Credit Agricole Securities (USA) Inc.
DVB Capital Markets LLC
Mitsubishi UFJ Securities (USA), Inc.
Credit Suisse Securities (USA) LLC

9 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Castlelake, L.P.
CLSec Holdings 7 Limited
CLSec Holdings 8 Limited
CLSec Holdings 9 LLC
4600 Wells Fargo Center
90 South Seventh Street
Minneapolis, Minnesota 55402

Goldman, Sachs & Co.
200 West Street
New York, New York 10282

Citigroup Global Markets Inc.
390 Greenwich Street, 1st Floor
New York, New York 10013

Credit Suisse Securities (USA) LLC
11 Madison Avenue
New York, New York 10010

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, New York 10005

Credit Agricole Securities (USA) Inc.
1301 Avenue of the Americas
New York, New York 10019

DVB Capital Markets LLC
609 Fifth Avenue
New York, New York 10017

Mitsubishi UFJ Securities (USA), Inc.
1221 Avenue of the Americas
New York, New York 10020

Re:	Castlelake Aircraft Securitization Trust 2015-1 (“CLAS”) Fixed Rate Notes Series 2015-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CLAS in evaluating the accuracy of certain information with respect to a pool of aircraft leases and aircraft engine leases (the “Receivables”) relating to the Castlelake Aircraft Securitization Trust 2015-1 securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Castlelake, L.P. (“Castlelake”), on behalf of CLAS, provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	A schedule (the “Region Mapping Schedule”) that Castlelake, on behalf of CLAS, indicated contains information indicating the country and region in which each Receivable is based,
c.	A schedule (the “Utilization Report Schedule”) that Castlelake, on behalf of CLAS, indicated contains information relating to the aircraft type for one Receivable,
d.	Imaged copies of:
i.
The aircraft lease agreement, aircraft lease novation and restatement agreement, lease supplement, lease amendment, short form lease agreement, intercompany engine lease agreement, lease acceptance certificate, certificate of technical acceptance, notice of scheduled delivery date, letter of credit amendment, bill of sale, closing binder, certificate of insurance, certificate of registration and/or any amendments thereto (collectively, the “Contract”) and

ii.
The physical inspection report, mini spec report, export noise certificate and/or engine configuration form (collectively, the “Inspection and Engine Reports,” and together with the Contract, the “Source Documents”) relating to each Receivable,

e.
The characteristics on the Data Files that are listed on Exhibit 1 to Attachment A, which Castlelake, on behalf of CLAS, instructed us to compare to information on the Sources (as defined below) or recalculate using information contained on the Sources (collectively, the “Characteristics”),

f.	The characteristic on the Data Files that is listed on Exhibit 2 to Attachment A, on which Castlelake, on behalf of CLAS, instructed us to perform no procedures (the “Provided Characteristic”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Goldman, Sachs & Co. (the “Lead Bookrunner”), on behalf of CLAS, provided us with:
a.	An electronic data file labeled “FNL005185 Castlelake ValuesandLease Rates - 63 Aircraft Sep15.v7.xlsx” (the “Portfolio Valuation Report”),
b.	An electronic data file labeled “A5S063BVO Rev C - Table I.xlsx” (the “Valuation Report”),
c.	An electronic data file labeled “A5S063BVO Rev C - Table II. xlsx” (the “Valuation Report II”) and
d.
An electronic data file labeled “Castlelake CLAS 2015-1 AircraftPortfolio Maintenance Adjusted Valuation.....xlsx” (the “Castlelake Warehouse Portfolio Report,” together with the Portfolio Valuation Report, Valuation Report and Valuation Report II, the “Appraisals,” and together with the Source Documents, Region Mapping Schedule and Utilization Report Schedule, the “Sources”).

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  CLAS is responsible for the Data Files, Sources, Characteristics, Provided Characteristic and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristic or any other information provided to us by Castlelake or the Lead Bookrunner, on behalf of CLAS, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Castlelake or the Lead Bookrunner, on behalf of CLAS, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 November 2015

Attachment A

Procedures performed and our associated findings

1.
Castlelake, on behalf of CLAS, provided us with an electronic data file (the “Initial Data File”) which Castlelake, on behalf of CLAS, indicated contains information on the Receivables as of 31 October 2015 (the “Cut-off Date”), except for certain appraisal information which is as of 30 September 2015 (the “Appraisal Cut-off Date”) and certain remaining term and seasoning information which is projected as of 30 November 2015 (the “Projected Cut-off Date”).

For each Receivable on the Initial Data File, we compared the Characteristics shown on Exhibit 1 to Attachment A, as shown on the Initial Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources indicated on Exhibit 1 to Attachment A, subject to the instructions, assumptions and methodologies that are described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph in this Item 1.

The Source(s) that we were instructed by Castlelake, on behalf of CLAS, to use for each Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source is listed for a Characteristic, Castlelake, on behalf of CLAS, instructed us to note agreement if the value on the Initial Data File for the Characteristic agreed with the corresponding information on at least one of the Source(s) that are listed for such Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by Castlelake, on behalf of CLAS, we adjusted the information on the Initial Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to Castlelake.  The Initial Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the performance of the procedures described in Items 1. and 2. above, we received an electronic data file from Castlelake, on behalf of CLAS (the “Final Data File,” which together with the Initial Data File comprise the Data Files), that Castlelake, on behalf of CLAS, indicated contains information on the Receivables as of the Cut-off Date, certain appraisal information as of the Appraisal Cut-off Date and certain remaining term and seasoning information which is projected as of the Projected Cut-off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Characteristic on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Characteristics

Characteristic	Source(s)	Note(s)

MSN or ESN	Contract	i.

Type	Contract or Utilization Report Schedule	ii., iii., iv.

Engine type	Contract	v.

DOM (date of manufacture)	(a) Contract and Appraisals or (b) Inspection and Engine Reports	vi., vii., viii.

Vintage	(a) Contract and Appraisals or (b) Inspection and Engine Reports	ix., x.

Lessee	Contract	xi.

Country	Contract

Region	Contract and Region Mapping Schedule	xii.

1st lease start date	Contract	xiii.

1st lease expiry	(a) Contract or (b) Contract and recalculation	xiv., xv., xvi.

Rent	(a) Contract or (b) Contract and recalculation	xvii., xviii.

Rent frequency	Contract

(Maintenance adjusted CMV) AISI	Appraisals

(Maintenance adjusted CMV) CV	Appraisals

(Maintenance adjusted CMV) IBA	Appraisals

(Maintenance adjusted CMV) average MX adjusted current market value	Appraisals and recalculation	xix.

(Maintenance adjusted base values) AISI	Appraisals

(Maintenance adjusted base values) CV	Appraisals

(Maintenance adjusted base values) IBA	Appraisals

(Maintenance adjusted base values) average MX adjusted current market value	Appraisals and recalculation	xx.

Exhibit 1 to Attachment A

Characteristics

Characteristic	Source(s)	Note(s)

Security deposit type	Contract	xxi.

Amount (security deposit)	Contract	xxii.

MX reserves	Contract	xxiii.

ESN engine #1	Contract

ESN engine #2	Contract

Rent comments (if any)	Contract

Rent currency	Contract

Fixed/floating	Contract

Contractual rent payment due (day of month)	Contract	xxiv.

Lessor MX contribution required (Y/N)	Contract

Extension option period	Contract	xxi.

Extension option rent	Contract	xxi.

Amount (current purchase options)	Contract	xxi.

Termination date/option transfer date	Contract	xxi.

First exercise date	Contract	xxi.

Last exercise date	(a) Contract or (b) Contract and recalculation	xxi., xxv., xxvi.,

Termination fees	Contract	xxi.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the type Characteristic, Castlelake, on behalf of CLAS, instructed us to ignore differences between the last two digits of the type as shown on the Initial Data File and the last two digits of the type on the Contract if the last two digits of the type as shown on the Initial Data File are not “00”.

iii.	For the purpose of comparing the type Characteristic for each Receivable (except for Receivable number 51), Castlelake, on behalf of CLAS, instructed us to use the Contract as the Source.

iv.	For the purpose of comparing the type Characteristic for Receivable number 51, Castlelake, on behalf of CLAS, instructed us to use the Utilization Report Schedule as the Source.

v.
For purpose of comparing the engine type Characteristic, Castlelake, on behalf of CLAS, provided the decode table that is shown below, and instructed us to compare the value that is shown in the “Engine Type Provided by Castlelake” column which corresponds to the “Engine Type Description” that is shown on the applicable Source to the corresponding Engine Type Description information on the Initial Data File.

Engine Type Description	Engine Type Provided by Castlelake
RB211-535E4-37	RB211-535E4-B-37
PW4060-3	PW4060
PW127M	PW127
CFM56-5B4/3	CFM56-5B6/3
CFM56-5B4/P	CFM56-5B2/P
PW2037-CET	PW2037
Trent 556-61	Trent 556
PW4168A	PW4168
RB211-535E4-37	RB211-535E4

vi.
For the purpose of comparing DOM (date of manufacture) Characteristic, Castlelake, on behalf of CLAS, instructed us to note agreement if the month and year of the DOM (date of manufacture) on the Initial Data File agrees with the month and year of the DOM (date of manufacture) on the applicable Source(s).

vii.
For the purpose of comparing the DOM (date of manufacture) Characteristic for each Receivable (except for Receivable numbers 14, 21, 25, 47, 48, 49, 50, 51, 52 and 59), Castlelake, on behalf of CLAS, instructed us to use the Contract and Appraisals as the Sources.

Exhibit 1 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the DOM (date of manufacture) Characteristic for Receivable numbers 14, 21, 25, 47, 48, 49, 50, 51, 52 and 59, Castlelake, on behalf of CLAS, instructed us to use the Inspection and Engine Reports as the Source.

ix.
For the purpose of comparing the vintage Characteristic for each Receivable (except for Receivable numbers 14, 21, 25, 47, 48, 49, 50, 51, 52 and 59), Castlelake, on behalf of CLAS, instructed us to use the Contract and Appraisals as the Sources.

x.
For the purpose of comparing the vintage Characteristic for Receivable numbers 14, 21, 25, 47, 48, 49, 50, 51, 52 and 59, Castlelake, on behalf of CLAS, instructed us to note agreement if the year of the delivery date that is shown on the Inspection and Engine Reports matches the year of the vintage as shown on the Initial Data File.

xi.	For the purpose of comparing the lessee Characteristic, Castlelake, on behalf of CLAS, instructed us:
(a)	To use “United” as the lessee if the lessee on the Contract is “Continental” and
(b)	To use “Alitalia” as the lessee if the lessee on the Contract is “Air One S.p.A.”

xii.
For the purpose of comparing the region Characteristic, Castlelake, on behalf of CLAS, instructed us to use the region that is shown on the Region Mapping Schedule which corresponds to the country that is shown on the Contract.

xiii.
For the purpose of comparing the 1st lease start date Characteristic, Castlelake, on behalf of CLAS, instructed us to note agreement if the month and year of the 1st lease start date on the Initial Data File agrees with the month and year of the 1st lease start date on the Contract.

xiv.
For the purpose of comparing the 1st lease expiry Characteristic, Castlelake, on behalf of CLAS, instructed us to note agreement if the month and year of the 1st lease expiry on the Initial Data File agrees with the month and year of the 1st lease expiry that is shown on or recalculated using information on the Contract (in accordance with the additional instructions provided by Castlelake, on behalf of CLAS, that are described in notes xv. and xvi. below).

xv.
For the purpose of comparing the 1st lease expiry Characteristic for each Receivable (except for the Receivables for which the 1st lease expiry date is not shown on the Contract), Castlelake, on behalf of CLAS, instructed us to use the Contract as the Source.

xvi.
For the purpose of comparing the 1st lease expiry Characteristic for each Receivable for which the 1st lease expiry date is not shown on the Contract, Castlelake, on behalf of CLAS, instructed us to recalculate the 1st lease expiry Characteristic by adding:

(a)	The number of lease months, to
(b)	The 1st lease start date,
both as shown on the Contract.

Exhibit 1 to Attachment A

Notes: (continued)

xvii.	For the purpose of comparing the rent Characteristic for each Receivable (except for Receivable numbers 16, 17 and 18), Castlelake, on behalf of CLAS, instructed us to use the Contract as the Source.

xviii.	For the purpose of comparing the rent Characteristic for Receivable numbers 16, 17 and 18, Castlelake, on behalf of CLAS, instructed us to recalculate the rent Characteristic by multiplying:
(a)	The basic rent amount, by
(b)	The rate,
both as shown on the Contract.

xix.
For the purpose of comparing the (maintenance adjusted CMV) average MX adjusted current market value Characteristic, Castlelake, on behalf of CLAS, instructed us to recalculate the (maintenance adjusted CMV) average MX adjusted current market value as the average of the:

(a)	(maintenance adjusted CMV) AISI,
(b)	(maintenance adjusted CMV) CV and
(c)	(maintenance adjusted CMV) IBA,
all as shown on the Appraisals.

xx.
For the purpose of comparing the (maintenance adjusted base values) average MX adjusted current market value Characteristic, Castlelake, on behalf of CLAS, instructed us to recalculate the (maintenance adjusted base values) average MX adjusted current market value as the average of the:

(a)	(maintenance adjusted base values) AISI,
(b)	(maintenance adjusted base values) CV and
(c)	(maintenance adjusted base values) IBA,
all as shown on the Appraisals.

xxi.	For each Receivable which has a value of “N/A” on the Initial Data File for the:
(a)	Security deposit type,
(b)	Extension option period,
(c)	Extension option rent,
(d)	Amount (current purchase options),
(e)	Termination date/option transfer date,
(f)	First exercise date,
(g)	Last exercise date and/or
(h)	Termination fees
Characteristics (as applicable), Castlelake, on behalf of CLAS, instructed us to perform no procedures on such Characteristics for the corresponding Receivable.

Exhibit 1 to Attachment A

Notes: (continued)

xxii.
For each Receivable which has a value of “0.00” on the Initial Data File for the amount (security deposit) Characteristic, Castlelake, on behalf of CLAS, instructed us to perform no procedures on such Characteristic for the corresponding Receivable.

xxiii.	For the purpose of comparing the MX reserves Characteristic for each Receivable, Castlelake, on behalf of CLAS, instructed us to:
(a)	Use “Yes” for the MX reserves Characteristic if the Contract contained a maintenance reserve fee schedule and
(b)	Use “No” for the MX reserves Characteristic if the Contract did not contain a maintenance reserve fee schedule.

xxiv.	For the purpose of comparing the contractual rent payment due (day of month) Characteristic, Castlelake, on behalf of CLAS, instructed us to ignore differences of +/- one day.

xxv.
For the purpose of comparing the last exercise date Characteristic for each Receivable (except for Receivable numbers 3 and 4), Castlelake, on behalf of CLAS, instructed us to use the Contract as the Source.

xxvi.
For the purpose of comparing the last exercise date Characteristic for Receivable numbers 3 and 4, Castlelake, on behalf of CLAS, instructed us to recalculate the last exercise date Characteristic by subtracting:

(a)	The number of days that is shown on the Contract as the lower bound of the range of days to the scheduled expiration date in the renewal and purchase options section of the Contract, from
(b)	The scheduled expiration date that is shown on the Contract.

Exhibit 2 to Attachment A

Provided Characteristic

Provided Characteristic

Financial Adjustment

Exhibit 3 to Attachment A

Characteristic Differences

Receivable Number	Characteristic	Final Data File Value	Updated Data File Value

5	1st lease start date	10/30/2015	<Unable to Determine>
	1st lease expiry	10/31/2023	<Unable to Determine>

15	1st lease start date	3/15/1996	<Unable to Determine>

51	1st lease start date	2/20/2014	<Unable to Determine>

58	MSN or ESN	28498	<Unable to Determine>
	Type	B737-700	<Unable to Determine>
	Engine type	CFM56-7B22	<Unable to Determine>
	DOM (date of manufacture)	2/20/2001	<Unable to Determine>
	Vintage	2001	<Unable to Determine>
	Lessee	Boliviana	<Unable to Determine>
	Country	Bolivia	<Unable to Determine>
	Region	Emerging South & Central America	<Unable to Determine>
	1st lease start date	12/31/2015	<Unable to Determine>
	1st lease expiry	12/31/2018	<Unable to Determine>
	Rent		<Unable to Determine>
	Rent frequency	Monthly	<Unable to Determine>
	Security deposit type	Cash	<Unable to Determine>
	Amount (security deposit)		<Unable to Determine>
	MX reserves	Yes	<Unable to Determine>
	ESN engine #1	877192	<Unable to Determine>
	ESN engine #2	876196	<Unable to Determine>
	Rent comments (if any)		<Unable to Determine>
	Rent currency	Dollars	<Unable to Determine>
	Fixed/floating	Fixed	<Unable to Determine>
	Contractual rent payment due (day of month)	1st	<Unable to Determine>
	Lessor MX contribution required (Y/N)	Y	<Unable to Determine>
	Extension option period	N/A	<Unable to Determine>
	Extension option rent	N/A	<Unable to Determine>
	Amount (current purchase options)	N/A	<Unable to Determine>
	Termination date/option transfer date	N/A	<Unable to Determine>
	First exercise date	N/A	<Unable to Determine>
	Last exercise date	N/A	<Unable to Determine>
	Termination fees	N/A	<Unable to Determine>

59	1st lease start date	12/31/2015	<Unable to Determine>
	1st lease expiry	12/31/2018	<Unable to Determine>
	Contractual rent payment due (day of month)	1st	<Unable to Determine>

Exhibit 3 to Attachment A

Receivable Number	Characteristic	Final Data File Value	Updated Data File Value

60	1st lease start date	10/31/2015	<Unable to Determine>
	1st lease expiry	10/31/2021	<Unable to Determine>